Intangible Assets, net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, net	Intangible Assets, net

Intangible assets at December 31, 2022 and 2021 are summarized as follows:

			December 31, 2022			December 31, 2021
($ in millions)	Estimated Life (Years)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	2-20	15.5	2,303	1,464	838	2,298	1,349	949
Computer software and game library	3-14	6.3	887	809	78	918	809	109
Trademarks	1-20	14.2	184	119	65	185	106	80
Developed technologies	2-15	6.1	283	222	61	233	216	17
Licenses	3-23	3.7	133	55	78	65	58	6
Other	2-17	7.9	40	31	9	35	28	7
			3,830	2,700	1,130	3,734	2,566	1,168
Unamortized:
Trademarks			245		245	245	—	245
			4,075	2,700	1,375	3,979	2,566	1,413

Intangible asset amortization expense of $182 million, $190 million, and $203 million (which includes computer software amortization expense of $22 million, $23 million, and $26 million) was recorded in 2022, 2021, and 2020, respectively.

In connection with the July 2022 acquisition of iSoftBet, previously discussed in Note 3 - Business Acquisitions and Divestitures, the Company allocated $58 million (€59 million) of the purchase price to the intangible assets acquired (primarily acquired developed technologies of €51 million and customer relationships of €8 million). The estimated useful life of the assets are 6 to 15 years with a weighted average amortization period of 9.2 years. In connection with the September 2022 sale of Lis Holding S.p.A., the Company recorded a €12 million reduction in net book value of intangible assets (principally patents and trademarks) related to the divestiture.

In December 2022, the Company entered into a $75 million multi-year license agreement of intellectual property. Payments due under the agreement commence in 2023.

Amortization expense on intangible assets for the next five years is expected to be as follows ($ in millions):

Year	Amount
2023	199
2024	182
2025	158
2026	119
2027	112
769